PROPERTY AND EQUIPMENT (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 182,398	$ 162,644	$ 66,645
Less accumulated depreciation	(68,011)	(54,637)	(31,651)
Property and equipment, net	114,387	108,007	34,994
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	62,170	62,170	63,517
Equipment under capital lease [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	115,260	95,506	0
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment gross	$ 4,968	$ 4,968	$ 3,128